Variable Interest Entities - Unconsolidated VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	$ 243,214.2	$ 255,348.3
Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Carrying value used if distributions received are in excess of investment	0.0
Corporate debt securities | Available-for-sale | Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	111.8	142.1
Maximum exposure to loss	127.2	136.9
Residential mortgage-backed pass-through securities | Available-for-sale | Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	2,170.9	2,342.3
Maximum exposure to loss	2,362.1	2,296.9
Residential mortgage-backed pass-through securities | Trading | Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	5.4	8.4
Maximum exposure to loss	5.4	8.4
Commercial mortgage-backed securities | Available-for-sale | Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	4,827.5	5,513.7
Maximum exposure to loss	5,529.7	5,388.7
Commercial mortgage-backed securities | Trading | Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	83.4	24.6
Maximum exposure to loss	83.4	24.6
Collateralized debt obligations | Available-for-sale | Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	4,560.2	3,533.5
Maximum exposure to loss	4,813.4	3,539.1
Collateralized debt obligations | Trading | Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	5.7	7.5
Maximum exposure to loss	5.7	7.5
Other debt obligations | Available-for-sale | Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	6,483.3	7,441.8
Maximum exposure to loss	7,537.2	7,368.3
Other debt obligations | Trading | Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	80.0	8.2
Maximum exposure to loss	80.0	8.2
Other investments: Other limited partnership and fund interests | Variable Interest Entity
Unconsolidated Variable Interest Entity disclosures
Asset carrying value	1,088.5	862.6
Maximum exposure to loss	$ 1,765.4	$ 1,447.0